SUNAMERICA SERIES TRUST
Supplement to the Prospectus Dated May 1, 2010
Growth-Income Portfolio. At a meeting held on September 21, 2010, the Board of Trustees (the “Board”) of SunAmerica Series Trust approved termination of AllianceBernstein, L.P. (“AllianceBernstein”) as the subadviser to the Growth-Income Portfolio (the “Portfolio”) and approved the engagement of J.P. Morgan Investment Management Inc. (“JPMIM”) as the new subadviser of the Portfolio. The Board approved an amendment to the existing subadvisory agreement between SunAmerica Asset Management Corp. and JPMIM (the “JPMIM Subadvisory Agreement”). It is anticipated that the change of subadviser will take place on or about November 15, 2010 (the “Effective Date”).
With respect to the JPMIM Subadvisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote; however, an information statement explaining the subadviser change will be mailed to the shareholders of the Portfolio. Shareholders of record of the Portfolio as of the Effective Date will be entitled to the Information Statement.
The following changes to the Portfolio’s prospectus will be made as of the Effective Date.
In the Portfolio Summary, the Portfolio’s Principal Investment Strategies are deleted in its entirety and replaced with the following:
The Portfolio attempts to achieve its investment goal by investing primarily in common stocks of corporations (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is a key consideration in selecting securities, the Portfolio may purchase stocks of companies that are out of favor in the financial community and therefore are selling below what subadviser believes to be their long-term investment value. The subadviser seeks to invest in undervalued companies with durable franchises, strong management and the ability to growth their intrinsic value per share.
The subadviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the subadviser believes the security is no longer attractively valued. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity.
In the Portfolio Summary, the Principal Risks of Investing in the Portfolio is amended to delete Growth Stock Risk, Emerging Markets Risk and Foreign Investment Risk, and it is further amended to add the following principal risks:
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Value Investing Risk. The portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
In the Portfolio Summary, the Performance Information is amended to change the Portfolio’s broad-based benchmark from the S&P 500® Index to the Russell 1000® Value Index. The Russell 1000® Value Index is more representative of the new subadviser’s investment strategy and investment style. The current performance table is deleted in its entirety and replaced with the following:

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(7/9/01)	(9/30/02)
Class 1 Shares	28.19%	-1.30%	-2.23%	N/A	N/A
Class 2 Shares	28.05%	-1.44%	N/A	-0.49%	N/A
Class 3 Shares	27.92%	-1.55%	N/A	N/A	3.92%
Russell 1000® Value Index	19.69%	-0.25%	2.47%	2.40%	7.00%
S&P500® Index	26.46%	0.42%	-0.95%	1.06%	6.51%

In the Portfolio Summary in the Investment Adviser section, all references to Alliance Bernstein and its portfolio managers are deleted in their entirety. In addition, “J.P. Morgan Investment Management Inc.” is added as the Portfolio’s subadviser and the following information is added regarding the portfolio managers of JPMIM who will have day-to-day responsibility for managing the Portfolio’s investments:

	Portfolio Manager of
Name	the Portfolio Since	Title
Jonathon K. Simon	2010	Managing Director and Portfolio Manager
Clare Hart	2010	Vice President and Portfolio Manager
In the Additional Information About the Portfolios section, the disclosure with respect to the Portfolio is deleted in its entirety and replaced with the following:
Growth-Income Portfolio. The Portfolio may invest in small cap stocks, convertible securities, preferred securities, registered investment companies, exchange traded funds (ETFs), foreign securities, including securities of issuers in emerging markets, depositary receipts, master limited partnerships, real estate investment trusts (REITs) and fixed income securities. The Portfolio may engage in options and futures. Additional risks that the Portfolio may be subject to are as follows:
•	Active Trading Risk

•	Call Risk

•	Convertible Securities Risk

•	Depositary Receipts Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Foreign Investment Risk

•	Hedging Risk

•	Interest Fluctuations Risk

•	Market Risk

•	Real Estate Industry Risk

•	Risk of Investing in Bonds

•	Small-sized Companies Risk
In the Management section under “JPMIM,” the following information is added to reflect the addition of JPMIM as the subadviser of the Portfolio:
The Growth-Income Portfolio is managed by Jonathon K.L. Simon, Managing Director of JPMIM and Clare Hart, CPA, Vice President of JPMIM. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Ms. Hart has been a portfolio manager since 2002 and was previously an investment analyst covering the financial services and real estate sectors. She has been employed by the firm since 1999.

Date:	October 4, 2010

Versions:	Class 1 Version A, Class 1 Version B, Class 1 Version D, Class 1 & 3 Version C1, Combined Version 1 and Combined Master

SUNAMERICA SERIES TRUST
Supplement to the Prospectus Dated May 1, 2010
Equity Index Portfolio. Effective October 3, 2010, SunAmerica Asset Management Corp. replaced FAF Advisers, Inc. (“FAF”) as the manager of the Equity Index Portfolio (the “Portfolio”). All references to FAF as the sub-adviser of the Portfolio are deleted in their entirety. In the Portfolio Summary, the table with respect to the Portfolio Managers of the Portfolio is deleted and replaced with the following:

	Portfolio Manager of the
Name	Portfolio Since	Title
James Kurtz	2010	Senior Vice President and Portfolio Manager
In the section titled “MANAGEMENT,” under the heading “Information about the Investment Adviser’s Management of Certain Portfolios,” the portfolio management disclosure for SAAMCo is amended to add the following:
The Equity Index Portfolio is managed by James O. Kurtz. Mr. Kurtz, Senior Vice President and Portfolio Manager, joined SAAMCo in December 2009. He is responsible for the management and trading of a wide variety of domestic equity index funds managed by SAAMCo. From 2001 until joining SAAMCo, Mr. Kurtz was a senior portfolio manager of AIG Global Investment Corp., which was renamed PineBridge Investments, LLC.
Date:     October 4, 2010
Versions:     Class 1 Version A, Classes 1 & 3 Version C1 and Combined Master

SUNAMERICA SERIES TRUST
Supplement to the Statement of Additional Information dated May 1, 2010
Growth-Income Portfolio. On or about November 15, 2010 (the “Effective Date”), J.P. Morgan Investment Management Inc. (“JPMIM”) will replace AllianceBernstein, L.P. as the subadviser of the Portfolio. All changes discussed herein will become effective on the Effective Date.
Under the heading “More Information About the Portfolio” all current references with respect to the Portfolio are deleted and replaced with the following:

GROWTH-INCOME
In what other types of investments may the Portfolio periodically invest?	• Equity securities: - convertible securities - warrants
• Fixed income securities:
- preferred stocks
• Illiquid securities (up to 15%)
• IPOs
• Borrowing for temporary or emergency purposes (up to 33 1/3%)

What other types of risk may potentially or periodically affect the Portfolio?	• Illiquidity • IPO investing

Under the heading Portfolio Managers, under the section Other Accounts with regard to JPMIM, the chart is supplemented with the following:

		Other Accounts
		(As of January 31, 2010)*
		Registered Investment		Pooled Investment
		Companies		Vehicles		Other Accounts
Advisers/		No. of	Assets	No. of	Total Assets	No. of	Total Assets
Subadviser	Portfolio Managers	Accounts	(in $ millions)	Accounts	(in $ millions)	Accounts	(in $ millions)
JPMIM	Clare Hart	3	$573.5	2	$259.8	3	$119.0
	Jonathon K.L. Simon	12	$7,647.9	6	$1,316.7	28	$1,696.2

*	Information provided with respect to Ms. Hart and Mr. Simon is as of June 30, 2010.

Equity Index Portfolio. Effective, October 3, 2010, all references to FAF Advisors, Inc. as the subadviser of the Equity Index Portfolio (the “Portfolio”) are deleted in their entirety. Effective October 3, 2010, SunAmerica Asset Management Corp. assumed responsibility of the day-to-day management of the assets of the Portfolio. Under the heading Portfolio Managers, under the section Other Account is amended to add the following:

Other Accounts
(As of January 31, 2010)*
		Registered Investment		Pooled Investment
		Companies		Vehicles		Other Accounts
Advisers/		No. of	Assets	No. of	Total Assets	No. of	Total Assets
Subadviser	Portfolio Managers	Accounts	(in $ millions)	Accounts	(in $ millions)	Accounts	(in $ millions)
SAAMCo	Jim Kurtz	10	$7,467.4	—	—	—	—

*	Information provided with respect to Mr. Kurtz is as of March 31, 2010.